Income Taxes	12 Months Ended
Dec. 31, 2019
Income Taxes [Abstract]
Income Taxes	INCOME TAXES
The provision for income taxes has been computed as follows:

	Years Ended December 31
	2019	2018
Net loss before income taxes	$(78,921)	$(427,076)
Expected income taxes at the statutory rate of 26.72% (2018 – 27.00%)	(21,088)	(115,311)
(Increase) decrease in income tax recovery resulting from:
Share-based compensation	4,247	5,185
Non-taxable portion of foreign exchange (gain) loss	(8,155)	14,467
Effect of change in income tax rates	(6,098)	—
Effect of rate adjustments for foreign jurisdictions	(27,785)	(22,119)
Effect of change in deferred tax benefit not recognized(1)	(7,563)	14,467
Adjustments and assessments	(20)	1,544
Income tax recovery	$(66,462)	$(101,767)
(1)A deferred income tax asset has not been recognized for accumulated allowable capital losses of $109 million ($139 million as at December 31, 2018) related to the foreign exchange losses arising from the translation of U.S. dollar denominated long-term notes.

For the year ended December 31, 2019, the deferred tax recovery includes $6.1 million attributable to decreases in the Alberta provincial income tax rate for the period from July 1, 2019 to January 1, 2022, which reduced the provincial tax rate to 11% effective July 1, 2019, and further reduces it by 1% on January 1st for each of the years 2020, 2021, and 2022, resulting in a provincial rate of 8%.

In June 2016, certain indirect subsidiary entities received reassessments from the Canada Revenue Agency (the "CRA”) that deny $591 million of non-capital loss deductions relevant to the calculation of income taxes for the years 2011 through 2015. In September 2016, Baytex filed notices of objection with the CRA appealing each reassessment received. There has been no change in the status of these reassessments since an Appeals Office was assigned to the Company's file in July 2018. Baytex remains confident that the original tax filings are correct and intends to defend these tax filings through the appeals process.

A continuity of the net deferred income tax liability is detailed in the following tables:

As at	January 1, 2019	Recognized in Net Income	Foreign Currency Translation Adjustment	December 31, 2019
Taxable temporary differences:
Petroleum and natural gas properties	$(954,506)	$48,995	$23,517	$(881,994)
Financial derivatives	(21,486)	21,486	—	—
Other	(3,045)	5,192	(4,550)	(2,403)
Deductible temporary differences:
Asset retirement obligations	172,359	(7,364)	(472)	164,523
Financial derivatives	—	802	—	802
Non-capital losses	399,699	(1,460)	(11,522)	386,717
Finance costs	96,143	904	—	97,047
Net deferred income tax liability(1)	$(310,836)	$68,555	$6,973	$(235,308)
(1)Non-capital loss carry-forwards at December 31, 2019 totaled $1,714.6 million and expire from 2029 to 2039.

As at	January 1, 2018	Recognized in Net Loss	Share Issuance Costs	Business Combination	Foreign Currency Translation Adjustment	December 31, 2018
Taxable temporary differences:
Petroleum and natural gas properties	$(696,427)	$(11,639)	$—	$(207,337)	$(39,103)	$(954,506)
Financial derivatives	—	(22,984)	—	1,498	—	(21,486)
Deferred income	(17,827)	17,827	—	—	—	—
Other	(5,956)	(2,538)	209	—	5,240	(3,045)
Deductible temporary differences:
Asset retirement obligations	97,977	62,984	—	10,789	609	172,359
Financial derivatives	8,528	(8,528)	—	—	—	—
Non-capital losses	330,749	48,725	—	—	20,225	399,699
Finance costs	78,258	17,885	—	—	—	96,143
Net deferred income tax liability(1)	$(204,698)	$101,732	$209	$(195,050)	$(13,029)	$(310,836)
(1)Non-capital loss carry-forwards at December 31, 2018 totaled $1,733.8 million and expire from 2029 to 2038.